Selected Income Statement Data	12 Months Ended
Dec. 31, 2011
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 22 -   Selected Income Statement Data

A.            Revenues

	Year Ended December 31,
	2011	2010	2009
	U.S. Dollars
Printed Circuit Boards and
IC substrates (1)	30,708	26,378	19,988
Microelectronics (2)	57,696	43,857	19,208
Service fees	18,624	17,545	14,325

Total Revenues	107,028	87,780	53,521

(1)	Includes sales of Printar's products (see Note 3A).
(2)	Includes sales of SELA's products (See Note 3B).

B.            Selling, general and administrative expenses

	Year Ended December 31,
	2011	2010	2009
	U.S. Dollars
Selling (a1)	15,614	12,370	8,530
General and administrative	8,727	8,292	9,137

	24,341	20,662	17,667

(a1) Including shipping and handling costs	1,469	1,491	965

C.            Financial income (expenses), net

	Year Ended December 31,
	2011	2010	2009
	U.S. Dollars
Interest expense	(100)	(112)	(160)
Interest income	32	14	17
Re-evaluation of other long-term liabilities
	(2,055)	(1,362)	(586)
Other, net	(777)	(18)	(223)

	(2,900)	(1,478)	(952)

Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(308), $(3) and $(124) in 2011, 2010 and 2009, respectively.